General information (Details)	3 Months Ended	9 Months Ended				9 Months Ended	3 Months Ended	9 Months Ended		3 Months Ended
	Sep. 30, 2013 rig	Sep. 30, 2013 rig	Dec. 31, 2012	Oct. 24, 2012	May 17, 2013 Tender Rig T15 [Member]	Sep. 30, 2013 West Aquarius and West Vencedor [Member]	Sep. 30, 2013 West Capella [Member] rig	Sep. 30, 2013 West Capella [Member]	Sep. 30, 2013 West Capricorn [Member]	Sep. 30, 2013 West Aquarius and West Capricorn [Member] rig	Sep. 30, 2013 West Vencedor [Member] rig
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Percentage of limited partner interest and non-economic general partner interest (in hundredths)		30.00%
Percentage of ownership interest in limited liability company (LLC) (in hundredths)		51.00%
Limited liability company, business, formation date	Oct. 24, 2012	Oct. 24, 2012
Ownership interest in subsidiaries (in hundredths)		75.70%				100.00%		56.00%	100.00%
Number of common units sold under IPO (in shares)		10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)		1,312,500
Number of common units owned (in shares)	16,543,350	16,543,350	16,543,350	14,752,525
Number of cash generating assets							1			2	1
Acquisition percentage of ownership interests (in hundredths)					100.00%
Number of rigs in OPCO's initial fleet	4	4